Shareholders' Equity (Details) - USD ($)	1 Months Ended							3 Months Ended							12 Months Ended
	Jan. 31, 2022	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jul. 31, 2019	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Nov. 15, 2021
Shareholders' Equity (Details) [Line Items]
issuance costs (in Dollars)											$ 72,096
Issuance of common stock shares																	790,000
Professional fees (in Dollars)																	$ 395,000
Issuance of common stock shares												10,000,000
Transaction shares												6,903,172
Agreements shares												2,500,000
Share exchange for services												633,125
Common stock shares	1,000,000							458,334	50,700,000	798,414
Raising capital										633,707
Interest rate										92,127
Common stock in exchange for services								550,000	1,570,501
Common stock in exchange for extinguishment of debt.								185,529	24,621,119
Fair value of RSU’s vested (in Dollars)								$ 848,600					$ 146,602		$ 2,851,102	$ 309,790
Unrecognized stock-based compensation (in Dollars)								$ 187,761					$ 472,087		78,676	600,241
Stock-based compensation expense (in Dollars)															$ 968,205	$ 555,532
Shares issued								200,000	5,000,000					3,500,000	5,000,000	3,500,000
Total fair value (in Dollars)															$ 968,205	$ 555,532
Warrants shares									73,950,000						73,950,000			250,000
Exercise price (in Dollars per share)															$ 0.4
Additional paid in capital (in Dollars)								$ 42,215,245	$ 41,916,207					$ 19,138,947	$ 41,916,207	$ 19,138,947
Fair value of additional paid in capital (in Dollars)									$ 1,867,960						$ 1,867,960
Common Stock [Member]
Shareholders' Equity (Details) [Line Items]
Issuance of common stock shares											14,325,005
Gross proceeds (in Dollars)											$ 7,162,503
Price per share (in Dollars per share)											$ 0.5
Issuance of common stock shares							13,553,233								10,000,000
Shares issued								291,667
Warrants [Member]
Shareholders' Equity (Details) [Line Items]
Shares issued									2,500,000					4,525,898	2,500,000	4,525,898
Exercise price (in Dollars per share)															$ 0.25	$ 0.3
Additional paid in capital (in Dollars)									$ 266,383						$ 266,383
March 31, 2023 [Member]
Shareholders' Equity (Details) [Line Items]
Warrants expire															15,000,000
April 30, 2023 [Member]
Shareholders' Equity (Details) [Line Items]
Warrants expire															9,500,000
September 17, 2023 [Member]
Shareholders' Equity (Details) [Line Items]
Warrants expire															1,000,000
October 15, 2023 [Member]
Shareholders' Equity (Details) [Line Items]
Warrants expire															7,750,000
October 26, 2023 [Member]
Shareholders' Equity (Details) [Line Items]
Warrants expire															9,510,000
November 2, 2023 [Member]
Shareholders' Equity (Details) [Line Items]
Warrants expire															190,000
November 10, 2023 [Member]
Shareholders' Equity (Details) [Line Items]
Warrants expire															27,060,000
November 15, 2023 [Member]
Shareholders' Equity (Details) [Line Items]
Warrants expire															1,940,000
November 17, 2023 [Member]
Shareholders' Equity (Details) [Line Items]
Warrants expire															750,000
Employees [Member]
Shareholders' Equity (Details) [Line Items]
Stock-based compensation consisted of equity awards granted and vested (in Dollars)															$ 1,272,779
Stock Option Awards [Member]
Shareholders' Equity (Details) [Line Items]
Additional paid in capital (in Dollars)									$ 1,867,960						1,867,960
Executive [Member]
Shareholders' Equity (Details) [Line Items]
Issuance of common stock shares					1,175,549	400,000
Board [Member]
Shareholders' Equity (Details) [Line Items]
Issuance of common stock shares		757,895				200,000
Shareholders [Member]
Shareholders' Equity (Details) [Line Items]
Issuance of common stock shares				15,050,000
Shares of common stock cancelled				15,050,000
Employees [Member]
Shareholders' Equity (Details) [Line Items]
Issuance of common stock shares			10,000
Stock-based compensation consisted of equity awards granted and vested (in Dollars)								$ 27,179
Shareholder One [Member]
Shareholders' Equity (Details) [Line Items]
Issuance of common stock shares			300,000
Shares of common stock cancelled			300,000
Raise capital [Member]
Shareholders' Equity (Details) [Line Items]
Issuance of common stock shares		60,000											1,491,819	3,535,665
RSU’s [Member]
Shareholders' Equity (Details) [Line Items]
Stock-based compensation expense (in Dollars)								140,815					$ 250,817		1,685,066	$ 734,752
Director [Member]
Shareholders' Equity (Details) [Line Items]
Stock-based compensation consisted of equity awards granted and vested (in Dollars)								108,771							347,275
Consultants [Member]
Shareholders' Equity (Details) [Line Items]
Stock-based compensation consisted of equity awards granted and vested (in Dollars)								$ 4,866							$ 65,012